Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue	$ 438,135	$ 298,895
Cost of mine operations
Production costs	115,319	108,363
Depreciation and amortization	35,143	31,014
Mineral resource taxes	9,541	7,359
Government fees and other taxes	12,335	16,009
General and administrative	12,089	12,599
Cost of sales	184,427	175,344
Income from mine operations	253,708	123,551
Corporate general and administrative	20,866	17,565
Property evaluation and business development	1,698	3,333
Foreign exchange (gain) loss	(498)	581
Gain on investments	(33,676)	(12,451)
Loss on derivative liabilities	178,544	9,011
Share of loss in associates	532	2,806
Dilution loss on investment in associate	285
Loss on disposal of plant and equipment.	226	163
Other (income) expense	3,660	(609)
Income from operations	82,071	103,152
Finance income	11,895	8,518
Finance costs	(13,551)	(6,713)
Income before income taxes	80,415	104,957
Income tax expense	47,493	26,188
Net income	32,922	78,769
Attributable to:
Equity holders of the Company	(9,944)	58,190
Non-controlling interests	42,866	20,579
Net income	$ 32,922	$ 78,769
Earnings per share attributable to the equity holders of the Company
Basic earnings per share (in Dollars per share)	$ (0.05)	$ 0.29
Diluted earnings per share (in Dollars per share)	$ (0.05)	$ 0.28
Weighted Average Number of Shares Outstanding - Basic (in Shares)	219,425,164	204,008,035
Weighted Average Number of Shares Outstanding - Diluted (in Shares)	219,425,164	206,301,970